REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances - Contract liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer, Liability
Total contract liabilities	¥ 2,136	¥ 2,151
Revenue recognized	¥ 655	¥ 613